18. Commitments And Contingencies (Details Narrative)	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 U.S. Dollars USD ($)
Rental expense	8,782,644	7,899,217	6,028,173	$ 1,409,712
Reimbursement of the legal expenses and reasonable expenses	3,944,898			633,200
Other payables related to litigation			403,300